Long-term Debt - Summary of Long-Term Debt Matures (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Debt Instrument [Line Items]
2014	$ 55,935
2015	335,698
2016	27,142
2017	85,000
2018	400,000
Later years	1,035,027
LAMAR MEDIA CORP [Member]
Debt Instrument [Line Items]
2014	55,935
2015	335,698
2016	27,142
2017	85,000
2018	400,000
Later years	$ 1,035,027